SEPTEMBER 1, 2020

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford Healthcare HLS Fund SUMMARY PROSPECTUS

DATED MAY 1, 2020

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2020, AS SUPPLEMENTED june 18, 2020

This Supplement contains new and additional information regarding Hartford Healthcare HLS Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective June 30, 2021, Jean M. Hynes, CFA will no longer serve as a portfolio manager to the Hartford Healthcare HLS Fund (the “Fund”). Effective immediately, Rebecca D. Sykes, CFA will be added as a portfolio manager to the Fund. Accordingly, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus.

(1) Effective immediately, under the heading “Management” in the above referenced Summary Prospectus and the heading “Hartford Healthcare HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the “Management” section is deleted in its entirety and replaced with the following:

MANAGEMENT. The Fund’s investment manager is Hartford Funds Management Company, LLC. The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Jean M. Hynes, CFA*	Senior Managing Director and Global Industry Analyst	2000
Ann C. Gallo	Senior Managing Director and Global Industry Analyst	2000
Robert L. Deresiewicz	Senior Managing Director and Global Industry Analyst	2000
Rebecca D. Sykes, CFA	Senior Managing Director and Global Industry Analyst	2007

* Effective June 30, 2021, Ms. Hynes will no longer serve as a portfolio manager to the Fund. Through June 30, 2021, Ms. Hynes will transition her portfolio management responsibilities to Ms. Sykes.

(2) Effective immediately, under the heading “The Investment Manager and Sub-Adviser – Portfolio Managers – Healthcare HLS Fund” in the above referenced Statutory Prospectus, the first paragraph is deleted and the following is added to the end of the section:

Rebecca D. Sykes, CFA, Senior Managing Director and Global Industry Analyst of Wellington Management, has been involved in portfolio management for the Fund since 2020 and has been involved in securities analysis for the Fund since 2007. Ms. Sykes joined Wellington Management in 2007 and has been an investment professional since 2005.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

HV-7551	September 2020